UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-00642

Deutsche International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Latin America Equity Fund

	Shares	Value ($)
Equity Securities 98.7%
Argentina 11.0%
Globant SA*	279,933	11,810,373
Grupo Clarin SA "B", (GDR) (REG S)	344,000	6,914,400
Grupo Financiero Galicia SA (ADR) (a)	277,000	8,221,360
Grupo Supervielle SA (ADR)* (a)	323,373	4,381,704
(Cost $20,609,534)		31,327,837
Belgium 1.0%
Anheuser-Busch InBev SA (ADR) (a) (Cost $2,434,866)	21,000	2,718,240
Brazil 57.5%
AES Tiete Energia SA (Units)	589,000	3,124,476
Ambev SA	2,710,000	15,713,052
Ambev SA (ADR)	480,000	2,774,400
B2W Cia Digital*	333,527	1,337,235
Banco Bradesco SA (Preferred)	2,265,500	19,815,439
Banco do Brasil SA	1,527,000	9,913,444
BM&FBovespa SA	1,450,025	8,537,188
BR Malls Participacoes SA	715,312	3,101,803
BRF SA	457,878	7,668,016
BRF SA (ADR)	107,000	1,784,760
Companhia Energetica de Minas Gerais (Preferred)	1,150,000	3,224,001
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (Preferred)	550,000	2,132,217
Energisa SA (Units)	675,525	4,333,494
Gafisa SA	2,984,945	2,034,520
Iguatemi Empresa de Shopping Centers SA	855,000	8,053,201
Itau Unibanco Holding SA (Preferred)	1,629,500	16,981,497
Itausa - Investimentos Itau SA (Preferred)	1,705,000	4,396,064
Lojas Americanas SA	640,000	2,573,896
Lojas Americanas SA (Preferred)	1,471,295	8,689,641
Lojas Renner SA	1,031,156	8,669,292
Multiplan Empreendimentos Imobiliarios SA	593,000	11,553,112
Ouro Fino Saude Animal Participacoes SA	43,572	544,247
Raia Drogasil SA	841,456	17,200,747
(Cost $119,631,709)		164,155,742
Chile 8.4%
Cencosud SA	2,365,574	6,738,805
Embotelladora Andina SA "B", (Preferred)	1,184,286	4,685,406
Empresa Nacional de Electricidad SA	400,000	365,386
Empresa Nacional de Electricidad SA (ADR)	137,700	3,759,210
Enersis Americas SA	2,400,000	539,146
Enersis Americas SA (ADR)	336,700	3,144,817
Enersis Chile SA (b)	295,000	1,693,300
Enersis Chile SA (b)	2,000,000	232,246
Itau CorpBanca	331,497,745	2,886,332
(Cost $25,375,790)		24,044,648
Colombia 2.2%
Grupo de Inversiones Suramericana SA (Cost $8,848,963)	513,411	6,408,440
Mexico 13.5%
Corporativo Fragua SAB de CV	176,000	2,054,741
Fomento Economico Mexicano SAB de CV (ADR)	241,440	21,608,880
Fomento Economico Mexicano SAB de CV (Units)	260,000	2,325,717
Gruma SAB de CV "B"	500,000	7,198,400
Grupo Aeroportuario del Centro Norte SAB de CV	453,000	2,819,472
Grupo Aeroportuario del Pacifico SAB de CV "B"	265,000	2,605,198
(Cost $39,829,919)		38,612,408
Peru 3.4%
Credicorp Ltd.	22,575	3,619,450
InRetail Peru Corp. 144A*	335,000	6,063,500
(Cost $9,012,320)		9,682,950
Spain 1.7%
Prosegur Cia de Seguridad SA (Cost $4,280,506)	729,468	4,958,517
Total Equity Securities (Cost $230,023,607)		281,908,782
	Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (c) (Cost $256,903)	43,800	119,914
	Shares	Value ($)
Securities Lending Collateral 2.7%
Daily Assets Fund "Capital Shares", 0.50% (d) (e) (Cost $7,805,950)	7,805,950	7,805,950
Cash Equivalents 2.6%
Deutsche Central Cash Management Government Fund, 0.38% (d) (Cost $7,271,231)	7,271,231	7,271,231
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $245,357,691) †	104.0	297,105,877
Other Assets and Liabilities, Net	(4.0)	(11,460,590)
Net Assets	100.0	285,645,287

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $256,486,921. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $40,618,956. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $59,319,763 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $18,700,807.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $7,673,455, which is 2.7% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	256,903	119,914	0.04

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At July 31, 2016 the Deutsche Latin America Equity Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Equity Securities & Other Investments
Financials	107,869,034	38.3%
Consumer Staples	98,534,664	34.9%
Consumer Discretionary	30,218,984	10.7%
Utilities	22,548,293	8.0%
Information Technology	11,810,373	4.2%
Industrials	10,503,101	3.7%
Health Care	544,247	0.2%
Total	282,028,696	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$31,327,837	$—	$—	$31,327,837
Belgium	2,718,240	—	—	2,718,240
Brazil	164,155,742	—	—	164,155,742
Chile	24,044,648	—	—	24,044,648
Colombia	6,408,440	—	—	6,408,440
Mexico	38,612,408	—	—	38,612,408
Peru	9,682,950	—	—	9,682,950
Spain	—	4,958,517	—	4,958,517
Other Investments	—	—	119,914	119,914
Short-Term Investments (f)	15,077,181	—	—	15,077,181
Total	$292,027,446	$4,958,517	$119,914	$297,105,877

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.

(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Latin America Equity Fund, a series of Deutsche International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016